Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Dow 2x Strategy Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dow 2x Strategy Fund (Class A)‡
Average Annual Return, Percent	11.89%	6.90%	16.93%	18.54%
Dow 2x Strategy Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dow 2x Strategy Fund (Class C)
Average Annual Return, Percent	16.03%	10.41%	17.20%	18.24%
Dow 2x Strategy Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dow 2x Strategy Fund (Class H)
Average Annual Return, Percent	17.46%	12.22%	18.06%	19.11%
Inverse Dow 2x Strategy Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Inverse Dow 2x Strategy Fund (Class A)‡
Average Annual Return, Percent	(23.03%)	(20.39%)	(21.74%)	(26.37%)
Inverse Dow 2x Strategy Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Inverse Dow 2x Strategy Fund (Class C)
Average Annual Return, Percent	(20.21%)	(17.86%)	(21.58%)	(26.56%)
Inverse Dow 2x Strategy Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Inverse Dow 2x Strategy Fund (Class H)
Average Annual Return, Percent	(19.21%)	(16.39%)	(21.00%)	(26.01%)
NASDAQ-100 2x Strategy Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name				NASDAQ-100® 2x Strategy Fund (Class A)‡
Average Annual Return, Percent	46.89%	29.29%	22.87%	31.30%
NASDAQ-100 2x Strategy Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name				NASDAQ-100® 2x Strategy Fund (Class C)
Average Annual Return, Percent	52.65%	33.75%	23.12%	30.93%
NASDAQ-100 2x Strategy Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name				NASDAQ-100® 2x Strategy Fund (Class H)
Average Annual Return, Percent	54.22%	35.75%	24.08%	31.93%
Inverse NASDAQ-100 2x Strategy Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Inverse NASDAQ-100® 2x Strategy Fund (Class A)‡
Average Annual Return, Percent	(45.12%)	(40.87%)	(34.21%)	(38.28%)
Inverse NASDAQ-100 2x Strategy Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Inverse NASDAQ-100® 2x Strategy Fund (Class C)
Average Annual Return, Percent	(43.20%)	(39.02%)	(34.08%)	(38.40%)
Inverse NASDAQ-100 2x Strategy Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Inverse NASDAQ-100® 2x Strategy Fund (Class H)
Average Annual Return, Percent	(42.33%)	(37.80%)	(33.55%)	(37.98%)
Russell 2000 2x Strategy Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 2000® 2x Strategy Fund (Class A)‡
Average Annual Return, Percent	32.43%	3.25%	10.90%	8.66%
Russell 2000 2x Strategy Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 2000® 2x Strategy Fund (Class C)
Average Annual Return, Percent	37.51%	6.59%	11.15%	8.38%
Russell 2000 2x Strategy Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 2000® 2x Strategy Fund (Class H)
Average Annual Return, Percent	38.99%	8.29%	11.91%	9.10%
Inverse Russell 2000 2x Strategy Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Inverse Russell 2000® 2x Strategy Fund (Class A)‡
Average Annual Return, Percent	(38.99%)	(26.50%)	(27.54%)	(27.08%)
Inverse Russell 2000 2x Strategy Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Inverse Russell 2000® 2x Strategy Fund (Class C)
Average Annual Return, Percent	(36.84%)	(24.15%)	(27.38%)	(27.28%)
Inverse Russell 2000 2x Strategy Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Inverse Russell 2000® 2x Strategy Fund (Class H)
Average Annual Return, Percent	(35.99%)	(22.97%)	(26.99%)	(26.84%)
S&P 500 2x Strategy Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500® 2x Strategy Fund (Class A)‡
Average Annual Return, Percent	29.01%	18.32%	23.25%	22.13%
S&P 500 2x Strategy Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500® 2x Strategy Fund (Class C)
Average Annual Return, Percent	33.92%	22.30%	23.53%	21.81%
S&P 500 2x Strategy Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500® 2x Strategy Fund (Class H)
Average Annual Return, Percent	35.44%	24.20%	24.44%	22.72%
Inverse S&P 500 2x Strategy Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Inverse S&P 500® 2x Strategy Fund (Class A)‡
Average Annual Return, Percent	(34.89%)	(30.17%)	(27.89%)	(28.87%)
Inverse S&P 500 2x Strategy Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Inverse S&P 500® 2x Strategy Fund (Class C)
Average Annual Return, Percent	(32.58%)	(27.90%)	(27.73%)	(29.07%)
Inverse S&P 500 2x Strategy Fund | Class H
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Inverse S&P 500® 2x Strategy Fund (Class H)
Average Annual Return, Percent	(31.67%)	(26.47%)	(27.11%)	(28.49%)
Without Sales Load [Member] | Dow 2x Strategy Fund | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	17.47%	12.24%	18.07%	19.12%
Without Sales Load [Member] | Dow 2x Strategy Fund | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	17.03%	11.41%	17.20%	18.24%
Without Sales Load [Member] | Inverse Dow 2x Strategy Fund | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	(19.19%)	(16.41%)	(20.97%)	(26.01%)
Without Sales Load [Member] | Inverse Dow 2x Strategy Fund | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	(19.40%)	(17.07%)	(21.58%)	(26.56%)
Without Sales Load [Member] | NASDAQ-100 2x Strategy Fund | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	54.22%	35.75%	24.08%	31.94%
Without Sales Load [Member] | NASDAQ-100 2x Strategy Fund | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	53.65%	34.75%	23.12%	30.93%
Without Sales Load [Member] | Inverse NASDAQ-100 2x Strategy Fund | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	(42.38%)	(37.91%)	(33.56%)	(37.99%)
Without Sales Load [Member] | Inverse NASDAQ-100 2x Strategy Fund | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	(42.63%)	(38.45%)	(34.08%)	(38.40%)
Without Sales Load [Member] | Russell 2000 2x Strategy Fund | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	39.03%	8.39%	11.98%	9.19%
Without Sales Load [Member] | Russell 2000 2x Strategy Fund | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	38.51%	7.59%	11.15%	8.38%
Without Sales Load [Member] | Inverse Russell 2000 2x Strategy Fund | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	(35.95%)	(22.85%)	(26.83%)	(26.73%)
Without Sales Load [Member] | Inverse Russell 2000 2x Strategy Fund | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	(36.20%)	(23.43%)	(27.38%)	(27.28%)
Without Sales Load [Member] | S&P 500 2x Strategy Fund | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	35.44%	24.22%	24.45%	22.73%
Without Sales Load [Member] | S&P 500 2x Strategy Fund | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	34.92%	23.30%	23.53%	21.81%
Without Sales Load [Member] | Inverse S&P 500 2x Strategy Fund | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	(31.65%)	(26.67%)	(27.18%)	(28.53%)
Without Sales Load [Member] | Inverse S&P 500 2x Strategy Fund | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	(31.90%)	(27.23%)	(27.73%)	(29.07%)
Dow 2x Strategy Fund | Class A | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%	15.30%
Dow 2x Strategy Fund | Class C | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%	15.30%
Dow 2x Strategy Fund | Class H | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%	15.30%
Inverse Dow 2x Strategy Fund | Class A | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%	15.30%
Inverse Dow 2x Strategy Fund | Class C | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%	15.30%
Inverse Dow 2x Strategy Fund | Class H | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%	15.30%
NASDAQ-100 2x Strategy Fund | Class A | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%	15.30%
NASDAQ-100 2x Strategy Fund | Class C | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%	15.30%
NASDAQ-100 2x Strategy Fund | Class H | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%	15.30%
Inverse NASDAQ-100 2x Strategy Fund | Class A | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%	15.30%
Inverse NASDAQ-100 2x Strategy Fund | Class C | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%	15.30%
Inverse NASDAQ-100 2x Strategy Fund | Class H | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%	15.30%
Russell 2000 2x Strategy Fund | Class A | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%	15.30%
Russell 2000 2x Strategy Fund | Class C | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%	15.30%
Russell 2000 2x Strategy Fund | Class H | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%	15.30%
Inverse Russell 2000 2x Strategy Fund | Class A | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%	15.30%
Inverse Russell 2000 2x Strategy Fund | Class C | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%	15.30%
Inverse Russell 2000 2x Strategy Fund | Class H | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%	15.30%
S&P 500 2x Strategy Fund | Class A | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%	15.30%
S&P 500 2x Strategy Fund | Class C | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%	15.30%
S&P 500 2x Strategy Fund | Class H | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%	15.30%
Inverse S&P 500 2x Strategy Fund | Class A | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%	15.30%
Inverse S&P 500 2x Strategy Fund | Class C | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%	15.30%
Inverse S&P 500 2x Strategy Fund | Class H | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	19.96%	17.60%	16.47%	15.30%
Dow 2x Strategy Fund | Class A | Dow Jones Industrial Average Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dow Jones Industrial Average
Dow 2x Strategy Fund | Class A | Dow Jones Industrial Average
Average Annual Return [Line Items]
Average Annual Return, Percent	11.44%	11.50%	12.98%	13.50%
Dow 2x Strategy Fund | Class C | Dow Jones Industrial Average Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dow Jones Industrial Average
Dow 2x Strategy Fund | Class C | Dow Jones Industrial Average
Average Annual Return [Line Items]
Average Annual Return, Percent	11.44%	11.50%	12.98%	13.50%
Dow 2x Strategy Fund | Class H | Dow Jones Industrial Average Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dow Jones Industrial Average
Dow 2x Strategy Fund | Class H | Dow Jones Industrial Average
Average Annual Return [Line Items]
Average Annual Return, Percent	11.44%	11.50%	12.98%	13.50%
Inverse Dow 2x Strategy Fund | Class A | Dow Jones Industrial Average Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dow Jones Industrial Average
Inverse Dow 2x Strategy Fund | Class A | Dow Jones Industrial Average
Average Annual Return [Line Items]
Average Annual Return, Percent	11.44%	11.50%	12.98%	13.50%
Inverse Dow 2x Strategy Fund | Class C | Dow Jones Industrial Average Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dow Jones Industrial Average
Inverse Dow 2x Strategy Fund | Class C | Dow Jones Industrial Average
Average Annual Return [Line Items]
Average Annual Return, Percent	11.44%	11.50%	12.98%	13.50%
Inverse Dow 2x Strategy Fund | Class H | Dow Jones Industrial Average Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dow Jones Industrial Average
Inverse Dow 2x Strategy Fund | Class H | Dow Jones Industrial Average
Average Annual Return [Line Items]
Average Annual Return, Percent	11.44%	11.50%	12.98%	13.50%
NASDAQ-100 2x Strategy Fund | Class A | NASDAQ-100 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				NASDAQ-100 Index
Average Annual Return, Percent	28.48%	23.93%	17.59%	20.57%
NASDAQ-100 2x Strategy Fund | Class C | NASDAQ-100 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				NASDAQ-100 Index
Average Annual Return, Percent	28.48%	23.93%	17.59%	20.57%
NASDAQ-100 2x Strategy Fund | Class H | NASDAQ-100 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				NASDAQ-100 Index
Average Annual Return, Percent	28.48%	23.93%	17.59%	20.57%
Inverse NASDAQ-100 2x Strategy Fund | Class A | NASDAQ-100 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				NASDAQ-100 Index
Average Annual Return, Percent	28.48%	23.93%	17.59%	20.57%
Inverse NASDAQ-100 2x Strategy Fund | Class C | NASDAQ-100 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				NASDAQ-100 Index
Average Annual Return, Percent	28.48%	23.93%	17.59%	20.57%
Inverse NASDAQ-100 2x Strategy Fund | Class H | NASDAQ-100 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				NASDAQ-100 Index
Average Annual Return, Percent	28.48%	23.93%	17.59%	20.57%
Russell 2000 2x Strategy Fund | Class A | Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 2000 Index
Average Annual Return, Percent	21.95%	10.76%	11.56%	10.38%
Russell 2000 2x Strategy Fund | Class C | Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 2000 Index
Average Annual Return, Percent	21.95%	10.76%	11.56%	10.38%
Russell 2000 2x Strategy Fund | Class H | Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 2000 Index
Average Annual Return, Percent	21.95%	10.76%	11.56%	10.38%
Inverse Russell 2000 2x Strategy Fund | Class A | Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 2000 Index
Average Annual Return, Percent	21.95%	10.76%	11.56%	10.38%
Inverse Russell 2000 2x Strategy Fund | Class C | Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 2000 Index
Average Annual Return, Percent	21.95%	10.76%	11.56%	10.38%
Inverse Russell 2000 2x Strategy Fund | Class H | Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 2000 Index
Average Annual Return, Percent	21.95%	10.76%	11.56%	10.38%